Average Annual Total Returns	12 Months Ended	17 Months Ended	31 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	18.33% [1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		20.27%	[2]
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%		15.13%	[2]
T. Rowe Price Technology ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.26%	24.44%
Performance Inception Date		Aug. 01, 2024
T. Rowe Price Technology ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.26%	24.44%
T. Rowe Price Technology ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.36%	18.71%
T. Rowe Price Value ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.70%		15.72%
Performance Inception Date			Jun. 14, 2023
T. Rowe Price Value ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.39%		15.40%
T. Rowe Price Value ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.52%		12.25%

[1]	Return since 8/1/24.
[2]	Return since 6/14/23.